Changes affecting consolidated financial statements and Future accounting changes	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Changes affecting consolidated financial statements and Future accounting changes [Text Block]

2. Changes affecting consolidated financial statements and future accounting changes:

Accounting principles:

(a) Future accounting changes

There were no new pronouncements issued by the FASB that are expected to materially impact the Company’s consolidated financial statements for future periods.

2. Changes affecting the 2012 consolidated financial statements and future accounting changes:

(a) Changes in generally accepted accounting policies (“GAAP”):

There were no pronouncements or amendments issued by the Financial Accounting Standards Board (“FASB”) to the Accounting Standards Codification that materially impacted the Company’s consolidated financial statements or disclosures for the year ended December 31, 2012.

(b) Recent accounting changes:

In June 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-05, which, among other things, amended Subtopic 220 with respect to the presentation of other comprehensive income and its components in the financial statements. The update amended Subtopic 220 so that a SEC filer may present other comprehensive income either in a single continuous statement or in two separate but consecutive statements. The filer is also required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements where the components of net income and the components of other comprehensive income are presented. The amendments in this update apply to both annual and interim periods beginning after December 15, 2011, with the exception of the amendment regarding presentation of reclassification adjustments, which has been deferred to a later date. Adoption of this guidance did not have a material impact on our consolidated financial statements.